Additional Financial Information (Cash and Cash Equivalents and Restricted Cash) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 5,204	$ 50,498	$ 5,788	$ 5,121
Restricted cash in Other current assets	61	6	7	5
Restricted cash in Other Assets	135	428	140	147
Cash and cash equivalents and restricted cash	$ 5,400	$ 50,932	$ 5,935	$ 5,273